INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 3 - INVENTORY

Inventory consists of raw materials, packaging components, work-in-process and finished goods. The Company’s inventory is stated at the lower of cost (FIFO cost basis) or market. The carrying value of inventory consisted of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Raw materials	$69,748	$67,664
Packaging components	17,986	17,546
Work-in-process	49,049	829
	136,783	86,039
Reserve for obsolescence	(44,110)	(41,043)
Total inventory	$92,673	$44,996

Inventory consists of raw materials, packaging components, work-in-process and finished goods. The Company’s inventory is stated at the lower of cost (FIFO cost basis) or net realizable value.

The carrying value of inventory consisted of the following:

	December 31, 2017	December 31, 2016

Raw Materials	$67,664	$68,047
Packaging Components	17,546	84,927
Work-In-Process	829	17,406
Finished Goods	-	-
	86,039	170,380
Reserve for Obsolescence	(41,043)	(89,095)
Total inventory	$44,996	$81,285